Share-based payments (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2020 item shares	Dec. 31, 2019 $ / shares	Dec. 31, 2017 $ / shares	Dec. 31, 2014 $ / shares	Dec. 31, 2013 $ / shares	Dec. 31, 2012 $ / shares
2012 Employee Stock Option Plan (ESOP)
Option plans
Exercise price			$ 23.94			$ 13.65
2012 Employee Stock Option Plan (ESOP) | Minimum
Option plans
Exercise price				$ 34.09	$ 41.24
2012 Employee Stock Option Plan (ESOP) | Maximum
Option plans
Percentage of instruments reserved (as percentage of total amount of shares)	7.00%
Exercise price				$ 37.89	$ 46.57
Vesting period	4 years
2015 Restricted Stock Unit Plan (RSU)
Option plans
Number of vesting | item	3
2015 Restricted Stock Unit Plan (RSU) | Maximum
Option plans
Number of instruments reserved | shares	2,100,000
Vesting period	2 years
2019 Employee Stock Option Plan (ESOP)
Option plans
Exercise price		$ 16.75
Number of vesting | item	2
2019 Employee Stock Option Plan (ESOP) | Maximum
Option plans
Number of instruments reserved | shares	3,100,000
Vesting period	4 years